Income Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
Current			$ 371,372
Deferred			(163,274)	$ (789)
State and Local
Current
Deferred
Change in valuation allowance			282,899	789
Income tax provision	$ 387,474		$ 490,997